Loan Servicing - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Mortgage Loan Activity [Line Items]
Custodial escrow balances maintained in connection with serviced loans	$ 199	$ 219
Weighted average amortization period	3 years